UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

SMITH BARNEY SECTOR SERIES INC.

SMITH BARNEY HEALTH SCIENCES FUND

FORM N-Q
JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

Smith Barney Health Sciences Fund

Schedule of Investments (unaudited)
July 31, 2005

Shares	Security	Value

COMMON STOCK — 100.1%
Biotechnology — 9.9%
28,929	Amgen Inc. *	$2,307,088
5,437	Biogen Idec Inc. *	213,620
41,949	Genentech Inc. *	3,747,304
9,842	Genzyme Corp. *	732,343

	Total Biotechnology	7,000,355

Health Care Equipment & Supplies — 7.9%
23,619	Biomet Inc.	900,592
42,449	Boston Scientific Corp. *	1,228,899
29,234	Medtronic Inc.	1,576,882
38,536	Smith & Nephew PLC, Sponsored ADR	1,850,499

	Total Health Care Equipment & Supplies	5,556,872

Health Care Providers & Services — 30.5%
29,616	Aetna Inc.	2,292,278
43,544	AmerisourceBergen Corp.	3,126,024
38,877	Cardinal Health Inc.	2,316,292
27,226	CIGNA Corp.	2,906,375
60,115	McKesson Corp.	2,705,175
57,128	Triad Hospitals Inc. *	2,837,548
31,036	UnitedHealth Group Inc.	1,623,183
14,665	Universal Health Services Inc., Class B Shares	763,166
41,816	WellPoint Inc. *	2,958,064

	Total Health Care Providers & Services	21,528,105

Pharmaceuticals — 51.8%
91,029	Abbott Laboratories	4,244,682
83,000	Bristol-Myers Squibb Co.	2,073,340
78,541	Eli Lilly and Co.	4,423,429
38,695	Forest Laboratories Inc. *	1,544,704
94,433	Johnson & Johnson	6,039,935
62,079	Medicis Pharmaceutical Corp., Class A Shares	2,105,720
110,024	Merck & Co. Inc.	3,417,345
94,515	Pfizer Inc.	2,504,648
197,159	Schering-Plough Corp.	4,104,850
50,231	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,577,253
39,889	Watson Pharmaceuticals Inc. *	1,332,293
69,974	Wyeth	3,201,311

	Total Pharmaceuticals	36,569,510

	TOTAL INVESTMENTS — 100.1% (Cost — $63,883,866#)	70,654,842
	Liabilities in Excess of Other Assets — (0.1)%	(46,679)

	TOTAL NET ASSETS — 100.0%	$70,608,163

#	Aggregate cost for federal income tax purposes is substantially the same.
*	Non-income producing security.
Abbreviation used in this schedule: ADR - American Depositary Receipt

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Health Sciences Fund (the “Fund”), is a separate non-diversified investment fund of Smith Barney Sector Series Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Concentration Risk. The Fund normally invests at least 80% of its assets in health related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 12,089,263
Gross unrealized depreciation	(5,318,287)

Net unrealized appreciation	$ 6,770,976

2

ITEM 2.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

Chief Executive Officer

Date September 29, 2005

By	/s/ Kaprel Ozsolak

Chief Financial Officer

Date September 29, 2005